Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Lease Guarantees

Between 1991 and 1997, the Company sold or spun off a number of subsidiaries, including Bob’s Stores, Linens ‘n Things, Marshalls, Kay-Bee Toys, Wilsons, This End Up and Footstar. In many cases, when a former subsidiary leased a store, the Company provided a guarantee of the store’s lease obligations. When the subsidiaries were disposed of, the Company’s guarantees remained in place, although each initial purchaser has agreed to indemnify the Company for any lease obligations the Company was required to satisfy. If any of the purchasers or any of the former subsidiaries were to become insolvent and failed to make the required payments under a store lease, the Company could be required to satisfy these obligations. As of December 31, 2016, the Company guaranteed approximately 87 such store leases (excluding the lease guarantees related to Linens ‘n Things, which are discussed in Note 1 “Significant Accounting Policies”), with the maximum remaining lease term extending through 2047.

In April 2016, the parent entity of Bob’s Stores filed for Chapter 11 bankruptcy protection. As described above, the Company, through one or more of its affiliates, is alleged to have guaranteed certain of the Bob’s Stores’ leases (the “Bob’s Leases”). On June 20, 2016, the bankruptcy court approved the sale of substantially all of the assets of Bob’s Stores and certain other assets to a new entity (“Buyer”), which designated Buyer’s affiliate Bob’s Stores, LLC, a Delaware limited liability company (“New Bob’s”), to acquire substantially all of the assets of Bob’s Stores.

The Company, through its subsidiary, CVS Pharmacy, Inc., and New Bob’s entered into an agreement in October 2016, pursuant to which, in exchange for an immaterial payment to be made by CVS Pharmacy, Inc., New Bob’s agreed to accept the assignment of the Bob’s Leases and to be bound by certain restrictions regarding renewals, extensions and modifications to the Bob’s Leases. The Company believed these restrictions would potentially reduce the Company's exposure to liability under guarantees of the Bob’s Leases in the future. The bankruptcy court approved the assignment of the Bob’s Leases to New Bob's on November 7, 2016, and all of the Bob’s Leases were assigned to New Bob’s.

On February 5, 2017, New Bob’s and certain of its affiliates (collectively, the “Debtors”) filed for Chapter 11 bankruptcy protection. Certain documents filed in connection with the Debtors’ bankruptcy case suggest that the Debtors may enter into an asset purchase agreement with Sports Direct Retail Ltd. (“Sports Direct”), for Sports Direct to serve as an initial bidder in an asset sale process to be conducted pursuant to Section 363 of the Bankruptcy Code. The Company will monitor the Debtors’ bankruptcy proceedings.

Legal Matters

The Company is a party to legal proceedings, investigations and claims in the ordinary course of its business, including the matters described below. The Company records accruals for outstanding legal matters when it believes it is probable that a loss will be incurred and the amount can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal matters that could affect the amount of any accrual and developments that would make a loss contingency both probable and reasonably estimable. If a loss contingency is not both probable and estimable, the Company does not establish an accrued liability. None of the Company’s accruals for outstanding legal matters are material individually or in the aggregate to the Company’s financial position.

The Company’s contingencies are subject to significant uncertainties, including, among other factors: (i) the procedural status of pending matters; (ii) whether class action status is sought and certified; (iii) whether asserted claims or allegations will survive dispositive motion practice; (iv) the extent of potential damages, fines or penalties, which are often unspecified or indeterminate; (v) the impact of discovery on the legal process; (vi) whether novel or unsettled legal theories are at issue; (vii) the settlement posture of the parties, and/or (viii) in the case of certain government agency investigations, whether a sealed qui tam lawsuit (“whistleblower” action) has been filed and whether the government agency makes a decision to intervene in the lawsuit following investigation.

Except as otherwise noted, the Company cannot predict with certainty the timing or outcome of the legal matters described below, and is unable to reasonably estimate a possible loss or range of possible loss in excess of amounts already accrued for these matters.

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In re Pharmacy Benefit Managers Antitrust Litigation (U.S. District Court for the Eastern District of Pennsylvania) (consolidating North Jackson Pharmacy, Inc. et al v. Caremark Rx Inc. et al. (U.S. District Court for the Northern District of Alabama)). Beginning in August 2003, various lawsuits were filed by pharmacies alleging that various PBMs were violating certain antitrust laws. In October 2003, two independent pharmacies, North Jackson Pharmacy, Inc. and C&C, Inc. filed three putative class action complaints seeking treble damages and injunctive relief against Caremark (the term “Caremark” as used herein refers to one or more PBM subsidiaries of the Company, as applicable). In August 2006, the Judicial Panel on Multidistrict Litigation issued an order transferring all related PBM antitrust cases, including the North Jackson Pharmacy cases, to the United States District Court for the Eastern District of Pennsylvania for coordinated and consolidated proceedings with the cases originally filed in that court. The consolidated action is now known as In re Pharmacy Benefit Managers Antitrust Litigation. On January 18, 2017, the court denied the plaintiffs’ motion for class certification filed against Caremark, denied a similar motion filed against another PBM, and decertified classes that had been previously certified against other PBMs.

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Indiana State District Council of Laborers and HOD Carriers Pension and Welfare Fund v. Omnicare, Inc. et al. (U.S. District Court for the Eastern District of Kentucky). In February 2006, two substantially similar putative class action lawsuits were filed and subsequently consolidated. The consolidated complaint was filed against Omnicare, three of its officers and two of its directors and purported to be brought on behalf of all open-market purchasers of Omnicare common stock from August 3, 2005 through July 27, 2006, as well as all purchasers who bought shares of Omnicare common stock in Omnicare’s public offering in December 2005. The complaint alleged violations of the Securities Exchange Act of 1934 and Section 11 of the Securities Act of 1933 and sought, among other things, compensatory damages and injunctive relief. After dismissals and appeals to the United States Court of Appeals for the Sixth Circuit, the United States Supreme Court remanded the case to the district court. In October 2016, Omnicare filed an answer to plaintiffs’ third amended complaint, and discovery commenced.

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Claims Processing Matter. In December 2007, the Company received a document subpoena from the Office of Inspector General (“OIG”) within the U.S. Department of Health and Human Services, requesting information relating to the processing of Medicaid and certain other government agency claims on behalf of its clients (which allegedly resulted in underpayments from our pharmacy benefit management clients to the applicable government agencies) on one of the Company’s adjudication platforms. In September 2014, the Company settled the OIG’s claims, as well as related claims by the Department of Justice and private plaintiffs, without any admission of liability. The Company concluded its discussions with the OIG concerning other claim processing issues and resolved those additional matters on December 22, 2016 for the payment of an immaterial amount.

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FTC and Multi-State Investigation. In March 2010, the Company learned that various State Attorneys General offices and certain other government agencies were conducting a multi-state investigation of certain of the Company’s business practices similar to those being investigated at that time by the U.S. Federal Trade Commission (“FTC”). Twenty-eight states, the District of Columbia and the County of Los Angeles are known to be participating in this investigation. The prior FTC investigation, which commenced in August 2009, was officially concluded in May 2012 when the consent order entered into between the FTC and the Company became final. The Company has cooperated with the multi-state investigation.

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United States ex rel. Jack Chin v. Walgreen Company et al. (U.S. District Court for the Central District of California). In March 2010, the Company received a subpoena from the OIG requesting information about programs under which the Company has offered customers remuneration conditioned upon the transfer of prescriptions for drugs or medications to the Company’s pharmacies in the form of gift cards, cash, non-prescription merchandise or discounts or coupons for non-prescription merchandise. In October 2016, the U.S. District Court for the Central District of California unsealed a qui tam complaint, filed in April 2009 against CVS Pharmacy and other retail pharmacies, alleging that the Company violated the federal False Claims Act, and the false claims acts of several states, by offering such programs. The federal government has declined intervention in the case.

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United States ex rel. James Banigan and Richard Templin v. Organon USA Inc. et al. (U.S. District Court for the District of Massachusetts). On October 29, 2010, the court unsealed a qui tam complaint, which had been under seal since 2007, against Organon, Omnicare, Inc. and PharMerica Corporation. The suit was brought by two former employees of Organon, as relators on behalf of the federal government and several state and local governments. The action alleges civil violations of the federal False Claims Act based on allegations that Organon and its affiliates paid Omnicare and several other long-term care pharmacies rebates, post-purchase discounts and other forms of remuneration in return for purchasing pharmaceuticals from Organon and taking steps to increase the purchase of Organon’s drugs in violation of the Anti-Kickback Statute. The U.S. Department of Justice declined to intervene in this action. The Company has tentatively agreed with the Department of Justice to resolve this matter for $23 million plus interest. These financial terms are contingent on approval by authorized officials at the Department of Justice, negotiation of terms of a settlement agreement, approval and releases from the OIG, the National Association of Medicaid Fraud Control Units, and the Department of Justice. While the Company believes that a final settlement will be reached, there can be no assurance that any final settlement agreement will be reached or as to the final terms of such settlement.

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United States ex rel. Anthony R. Spay v. CVS Caremark Corporation et al. (U.S. District Court for the Eastern District of Pennsylvania). In January 2012, the court unsealed a first amended qui tam complaint filed in August 2011 by an individual relator, Anthony Spay, who is described in the complaint as having once been employed by a firm providing pharmacy prescription benefit audit and recovery services. The complaint seeks monetary damages and alleges that Caremark’s processing of Medicare claims on behalf of one of its clients violated the federal False Claims Act. The United States declined to intervene in the lawsuit. In September 2015, the Court granted Caremark's motion for summary judgment in its entirety, and entered judgment in favor of Caremark and against Spay. In October 2015, Spay filed a notice of appeal in the United States Court of Appeals for the Third Circuit; that court heard oral arguments on the appeal in November 2016.

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State of Texas ex rel. Myron Winkelman and Stephani Martinson et al. v. CVS Health Corporation (Travis County District Court). In February 2012, the Attorney General of the State of Texas issued Civil Investigative Demands and has issued a series of subsequent requests for documents and information in connection with its investigation concerning the Health Savings Pass program and other pricing practices with respect to claims for reimbursement from the Texas Medicaid program. In January 2017, the court unsealed a first amended petition. The amended petition alleges the Company violated the Texas Medicaid Fraud Prevention Act by submitting false claims for reimbursement to Texas Medicaid by, among other things, failing to use the price available to members of the CVS Health Savings Pass program as the usual and customary price. The amended petition was unsealed following the Company’s filing of CVS Pharmacy, Inc. v. Charles Smith et al. (Travis County District Court), a declaratory judgment action against the State of Texas in December 2016 seeking a declaration that the prices charged to members of the Health Savings Pass program do not constitute usual and customary prices under the Medicaid regulation.

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California ReadyFill Subpoena. In November 2012, the Company received a subpoena for documents from the OIG requesting information concerning automatic refill programs used by pharmacies to refill prescriptions for customers. The subpoena was issued in connection with an investigation conducted out of the U.S. Attorney’s Office for the Central District of California. The Company produced documents and data.

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Pure Services Subpoena. In 2013, Omnicare received a subpoena seeking information regarding Omnicare’s May 2008 acquisition of Pure Service Pharmacy. In 2016, Omnicare reached an agreement regarding financial terms to resolve, for $1.5 million plus interest, the subpoena regarding the acquisition of Pure Service Pharmacy. These financial terms are contingent on approval by authorized officials at the Department of Justice, negotiation of terms of a settlement agreement, approval and releases from the OIG, the National Association of Medicaid Fraud Control Units, and the Department of Justice. While the Company believes that a final settlement will be reached, there can be no assurance that any final settlement agreement will be reached or as to the final terms of such settlement.

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Auto Label Subpoena. In 2014, Omnicare received a subpoena seeking information regarding Omnicare’s Auto Label Verification system. In 2016, Omnicare reached an agreement regarding financial terms to resolve, for $8 million plus interest, the subpoena regarding Omnicare’s Auto Label Verification system. These financial terms are contingent on approval by authorized officials at the Department of Justice, negotiation of terms of a settlement agreement, approval and releases from the OIG, the National Association of Medicaid Fraud Control Units, and the Department of Justice. While the Company believes that a final settlement will be reached, there can be no assurance that any final settlement agreement will be reached or as to the final terms of such settlement.

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Subpoena Concerning PBM Administrative Fees. In March 2014, the Company received a subpoena from the United States Attorney’s Office for the District of Rhode Island, requesting documents and information concerning bona fide service fees and rebates received from pharmaceutical manufacturers in connection with certain drugs utilized under Part D of the Medicare Program, as well as the reporting of those fees and rebates to Part D plan sponsors. The Company has been cooperating with the government and providing documents and information in response to the subpoena.

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ReadyFill Subpoena (Minnesota). In May 2015, the Company received a subpoena from the OIG requesting information and documents concerning the Company’s automatic refill programs, adherence outreach programs, and pharmacy customer incentives, particularly in connection with claims for reimbursement made to the Minnesota Medicaid program. The Company has been cooperating with the investigation and providing information in response to the subpoena.

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Corcoran et al. v. CVS Health Corporation (U.S. District Court for the Northern District of California) and Podgorny et al. v. CVS Health Corporation (U.S. District Court for the Northern District of Illinois). These putative class actions were filed against the Company in July and September 2015. The cases were consolidated in United States District Court in the Northern District of California. Plaintiffs seek damages and injunctive relief on behalf of a class of consumers who purchased certain prescription drugs under the consumer protection statutes and common laws of certain states. Several third-party payors filed similar putative class actions on behalf of payors captioned Sheet Metal Workers Local No. 20 Welfare and Benefit Fund v. CVS Health Corp. (U.S. District Court for the District of Rhode Island) and Plumbers Welfare Fund, Local 130 v. CVS Health Corporation (U.S. District Court for the District of Rhode Island) in February and August 2016. In all of these cases the plaintiffs allege the Company overcharged for certain prescription drugs by not submitting as the pharmacy’s usual and customary price the price available to members of the CVS Health Savings Pass program. The Company is defending these actions.

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Omnicare DEA Subpoena. In September 2015, Omnicare was served with an administrative subpoena by the U.S. Drug Enforcement Agency (“DEA”). The subpoena seeks documents related to controlled substance policies, procedures, and practices at eight pharmacy locations from May 2012 to the present. The Company has been cooperating and providing documents in response to this administrative subpoena.

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Omnicare Cycle Fill CID. In October 2015, Omnicare received a Civil Investigative Demand from the United States Attorney’s Office for the Southern District of New York requesting information and documents concerning Omnicare’s cycle fill process for assisted living facilities. The Company has been cooperating with the government and providing documents and information in response to the Civil Investigative Demand.

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PBM Pricing CID. In October 2015, the Company received from the U.S. Department of Justice a Civil Investigative Demand requesting documents and information in connection with a False Claims Act investigation concerning allegations that the Company submitted, or caused to be submitted, to the Medicare Part D program prescription drug event data that misrepresented true prices paid by the Company’s PBM to pharmacies for drugs dispensed to Part D beneficiaries with prescription benefits administered by the Company’s PBM. The Company has been cooperating with the government and providing documents and information in response to the Civil Investigative Demand.

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United States ex rel. Sally Schimelpfenig and John Segura v. Dr. Reddy's Laboratories Limited and Dr. Reddy's Laboratories, Inc. (U.S. District Court for the Eastern District of Pennsylvania). In November 2015, the court unsealed a second amended qui tam complaint filed in September 2015. The U.S. Department of Justice declined to intervene in this action. The relators allege that the Company, Walgreens, Wal-Mart, and Dr. Reddy’s Laboratories violated the federal and various state False Claims Acts by dispensing prescriptions in unit dose packaging supplied by Dr. Reddy’s that was not compliant with the Consumer Product Safety Improvement Act and the Poison Preventive Packaging Act and thereby allegedly rendering the drugs misbranded under the Food, Drug & Cosmetic Act. The Company's motion to dismiss remains pending.

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Barchock et al. v. CVS Health Corporation et al. (U.S. District Court for the District of Rhode Island). In February 2016, an ERISA class action lawsuit was filed against the Company, the Benefit Plans Committee of the Company, and Galliard Capital Management, Inc., by Mary Barchock, Thomas Wasecko, and Stacy Weller, purportedly on behalf of the 401(k) Plan and the Employee Stock Ownership Plan of the Company (the “Plan”), and participants in the Plan. The complaint alleges that the defendants breached fiduciary duties owed to the plaintiffs and the Plan by investing too much of the Plan’s Stable Value Fund in short-term money market funds and cash management accounts. The Company has moved to dismiss the plaintiffs’ amended complaint.

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State of California ex rel. Matthew Omlansky v. CVS Caremark Corporation (Superior Court of the State of California, County of Sacramento). In April 2016, the court unsealed a first amended qui tam complaint filed in July 2013. The government has declined intervention in this case. The relator alleges that the Company submitted false claims for payment to California Medicaid in connection with reimbursement for drugs available through the Health Savings Pass program as well as certain other generic drugs. The Company’s motion to dismiss the complaint was denied.

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DEA Matters. In October 2016, the Company reached an agreement in principle with the U.S. Attorney’s Office for the Eastern District of California to resolve alleged violations of the Controlled Substances Act (“CSA”) for $5 million. The settlement is contingent on the negotiation of terms of a settlement agreement. The Company is also undergoing several audits by the DEA Administrator and is in discussions with the DEA and the U.S. Attorney’s Office in several locations concerning allegations that the Company has violated certain requirements of the CSA.

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State of Mississippi v. CVS Health Corporation et al. (Chancery Court of Desoto County, Mississippi, Third Judicial District). In July 2016, the Company was served with a complaint filed on behalf of the State of Mississippi alleging that CVS retail pharmacies in Mississippi submitted false claims for reimbursement to Mississippi Medicaid by not submitting as the pharmacy’s usual and customary price the price available to members of the CVS Health Savings Pass program. The Company has responded to the complaint, filed a counterclaim, and moved to transfer the case to circuit court.

The Company is also a party to other legal proceedings, government investigations, inquiries and audits, and has received and is cooperating with subpoenas or similar process from various governmental agencies requesting information, all arising in the normal course of its business, none of which is expected to be material to the Company. The Company can give no assurance, however, that its business, financial condition and results of operations will not be materially adversely affected, or that the Company will not be required to materially change its business practices, based on: (i) future enactment of new health care or other laws or regulations; (ii) the interpretation or application of existing laws or regulations as they may relate to the Company’s business, the pharmacy services, specialty pharmacy, retail pharmacy, long-term care pharmacy or retail clinic industries or to the health care industry generally; (iii) pending or future federal or state governmental investigations of the Company’s business or the pharmacy services, specialty pharmacy, retail pharmacy, long-term care pharmacy or retail clinic industry or of the health care industry generally; (iv) pending or future government enforcement actions against the Company; (v) adverse developments in any pending qui tam lawsuit against the Company, whether sealed or unsealed, or in any future qui tam lawsuit that may be filed against the Company; or (vi) adverse developments in pending or future legal proceedings against the Company or affecting the pharmacy services, specialty pharmacy, retail pharmacy, long-term care pharmacy or retail clinic industry or the health care industry generally.